OPERATING DATA - Schedule of Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
Derivative financial instruments	$ 324	$ 130
Financial amounts receivable	503	594
Long-term VAT receivables	156	285
Cash guarantees and deposits	86	164
Receivables from public authorities	41	51
Accrued interest	30	65
Receivables from sale of financial and intangible assets	172	131
Income tax receivable	18	25
Other	152	203
Total	$ 1,482	$ 1,648